Real Estate Properties (Tables)	9 Months Ended
Sep. 30, 2012
Real Estate Properties
Schedule of acquisitions related to real estate properties

Date	Location	Number of Properties	Square Feet	Purchase Price(1)	Land(2)	Building and Improvements(2)	Acquired Real Estate Leases(2)	Assumed Real Estate Lease Obligations(2)	Premium on Assumed Debt(2)
June 2012	Provo, UT(3)	1	405,699	$85,500	$6,700	$78,800	$—	$—	$—
June 2012	Englewood, CO	1	140,162	18,900	3,230	11,801	3,869	—	—
July 2012	Windsor, CT	2	268,328	27,175	4,250	16,695	6,230	—	—
July 2012	Topeka, KS	1	143,934	19,400	1,300	15,918	2,182	—	—
August 2012	Huntsville, AL(3)	1	1,370,974	72,782	4,030	68,752	—	—	—
September 2012	Carlsbad, CA(4)	2	95,000	24,700	3,450	19,800	2,934	—	(1,484)
September 2012	Chelmsford, MA(5)	1	110,882	12,200	2,040	8,532	2,292	(217)	(447)

		9	2,534,979	$260,657	$25,000	$220,298	$17,507	$(217)	$(1,931)

(1)
Purchase price excludes closing costs.

(2)
The allocation of purchase price is based on preliminary estimates and may change upon the completion of (i) third party appraisals and (ii) our analysis of acquired in place leases and building valuations.

(3)
Property was acquired and simultaneously leased back to the seller in a sale/leaseback transaction. As with our other acquisitions, we accounted for the transaction as a business combination.

(4)
Purchase price includes the assumption of mortgage debt of $18,500.

(5)
Purchase price includes the assumption of mortgage debt of $7,500.

Date	Location	Number of Properties	Square Feet	Purchase Price(1)	Land(2)	Building and Improvements(2)	Acquired Real Estate Leases(2)
November 2012	Sunnyvale, CA	1	96,415	$28,050	$2,805	$22,265	$2,980
November 2012	Oahu, HI	1	49,452	6,300	6,300	—	—
November 2012	Sterling, VA	3	337,228	85,600	8,560	61,128	15,912

		5	483,095	$119,950	$17,665	$83,393	$18,892

(1)
Purchase prices exclude acquisition costs.

(2)
The allocation of purchase price is based on preliminary estimates and may change upon the completion of (i) third party appraisals and (ii) our analysis of acquired in place leases and building valuations.